Embedded Derivative Conversion Options and Call Option Derivative Liability - Q2 (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	0 Months Ended	6 Months Ended	12 Months Ended
	Oct. 02, 2012	Jun. 30, 2013	Dec. 31, 2012
Derivative [Line Items]
Common stock value per share (in dollars per share)		$ 0.11	$ 0.04
Conversion Option - 2013 Notes [Member] | Derivative Liability [Member]
Summary of aggregate fair values along with assumptions utilized [Abstract]
Calculated aggregate value		$ 732
Equity volatility (in hundredths)		120.00%
Asset volatility (in hundredths)		90.00%
Probability of Fundamental Transaction or Major Transaction (in hundredths)		100.00%
Weighted average risk-free interest rate (in hundredths)		0.30%
Dividend yield (in hundredths)		0.00%
Conversion Option - 2012 Notes [Member] | Derivative Liability [Member]
Summary of aggregate fair values along with assumptions utilized [Abstract]
Calculated aggregate value		591	276
Equity volatility (in hundredths)		120.00%	115.00%
Asset volatility (in hundredths)		90.00%	90.00%
Probability of Fundamental Transaction or Major Transaction (in hundredths)		100.00%	100.00%
Weighted average risk-free interest rate (in hundredths)		0.30%	0.30%
Dividend yield (in hundredths)		0.00%	0.00%
Call Option [Member] | Derivative Liability [Member]
Summary of aggregate fair values along with assumptions utilized [Abstract]
Calculated aggregate value	3,181	0	2,449
Equity volatility (in hundredths)	115.00%	0.00%	115.00%
Asset volatility (in hundredths)	90.00%	0.00%	90.00%
Probability of Fundamental Transaction or Major Transaction (in hundredths)	100.00%	0.00%	100.00%
Weighted average risk-free interest rate (in hundredths)	0.20%	0.00%	0.30%
Dividend yield (in hundredths)	0.00%	0.00%	0.00%
Call Option [Member] | 2013 Financing [Member]
Derivative [Line Items]
Exercise of call option		18,576
Expiration of call option		$ 1,424